Subsequent Events (Details) - USD ($)			1 Months Ended
	Apr. 06, 2018	Jan. 09, 2018	Apr. 03, 2018	Mar. 21, 2019	Mar. 31, 2018
Convertible promissory note principal amount	$ 243,000
Aggregate of common stock shares issued	9,000,000	7,000
Aggregate of common stock shares issued value	$ 243,000
Scenario, Forecast [Member]
Convertible promissory note principal amount				$ 15,000
Percentage of interest rate				7.00%
Vantage Group Ltd [Member]
Convertible price			$ 0.027
Aggregate principal amount			$ 518,225
Convertible promissory note principal amount			$ 518,225		$ 41,000
Percentage of interest rate			7.00%		7.00%
Aggregate of common stock shares issued			9,300,000
Aggregate of common stock shares issued value			$ 241,650
Lyle Hauser [Member]
Convertible price			$ 0.0005
Aggregate principal amount			$ 68,969
Convertible promissory note principal amount			$ 68,969
Percentage of interest rate			7.00%
Series C Preferred Stock [Member]
Aggregate of common stock shares issued		35,164	7,000
Voting power of shareholders, description		The aggregate 77% of the total voting power of the Company's shareholders, approved by written consent an amendment to the Company's Articles of Incorporation, to change the name of the Company to Hash Labs Inc.
Series C Preferred Stock [Member] | Vantage Group Ltd [Member]
Aggregate of common stock shares issued			7,000